Financial Risk Management Objectives and Policies	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Financial Risk Management Objectives and Policies
22.	Financial Risk Management Objectives and Policies
The Group’s principal financial instruments comprise cash and cash equivalents, short-term deposits, accounts receivables and bonds. The main purpose of these financial instruments is to invest the proceeds of capital contributions and upfront payments from collaboration agreements. The Group has various other financial instruments such as other receivables and trade accounts payables, which arise directly from its operations.
The main risks arising from the Group’s financial instruments are market risk and liquidity risk. The Board of Management reviews and agrees on policies for managing these risks as summarized below. The Group also monitors the market price risk arising from all financial instruments.
Interest rate risk
The exposure of the Group to changes in interest rates relates to investments in deposits, bonds and to changes in the interest for overnight deposits. Changes in the general level of interest rates may lead to an increase or decrease in the fair value of these investments.

Regarding the liabilities shown in the Consolidated Statement of Financial Position, the Group is currently not subject to interest rate risks.
Credit risk
Financial instruments that potentially subject the Group to concentrations of credit and liquidity risk consist primarily of cash and cash equivalents, accounts receivables, short-term deposits and bonds. The Group’s cash and cash equivalents, bonds and short-term deposits are denominated in Euros and US Dollars and maintained with three high-quality financial institutions in Germany and two in the United States. The Group’s accounts receivables are denominated in Euros.
The maximum default risk is €363 million and €146 million as of December 31, 2022 and 2021, respectively. These amounts consist of €149 million and €133 million cash and cash equivalents, €1.0 million and €0.7 million accounts receivables as well as €213 million and €12 million Other financial assets as of December 31, 2022 and 2021, respectively.
The cash and cash equivalents are held with banks, which are rated BBB+ to Aa3 by S&P and Moody`s. Short-term deposits are with banks, which are rated Aa3 and A1 by the rating agency Moody`s. Bond investments are with banks, which are rated AAA and AA by Moody`s. The Group continually monitors its positions with, and the credit quality of, the financial institutions and corporation, which are counterparts to its financial instruments and does not anticipate non-performance.
The Group monitors the risk of a liquidity shortage. The main factors considered here are the maturities of financial assets as well as expected cash flows from equity measures
.
Currency risk
Currency risk shows the risk that the value of a financial instrument will fluctuate due to changes in foreign exchange rates. In particular it poses a threat if the value of the currency in which liabilities are priced appreciates relative to the currency of the assets. The business transactions of the Group are generally conducted in Euros and U.S. dollars. The Group aims to match EUR cash inflows with EUR cash outflows and U.S. dollar cash inflows with U.S. Dollar cash outflows where possible. The objective of currency risk management is to identify, manage and control currency risk exposures within acceptable parameters.
The Group’s cash and cash equivalents were
 €148.5
million as of December 31, 2022. Approximately
87%
of the Group’s cash and cash equivalents were held in Germany, of which approximately
49%
were denominated in Euros and
51%
were denominated in U.S. Dollars. The remainder of the Group’s cash and cash equivalents were held in the United States and denominated in U.S. Dollars. Additionally, the Group held bonds and short-term deposits classified as Other financial assets denominated in Euros in the amount of
€123.3
million and U.S. Dollars in the amount of
€87.0
million as of December 31, 2022.

The Group recognized significant foreign exchange income and losses in 2022, as Immatics N.V.`s and Immatics GmbH´s functional currency is Euro, due to significant holdings of U.S. dollar amounts. The Group recognized significant foreign exchange income in 2021 and in 2020 significant foreign exchange losses. Cash and cash equivalents and Other financial assets balances denominated in U.S. dollars held by entities with functional currency of EUR are as follows:
Cash, cash equivalents and financial assets Immatics N.V. held in USD

	As of
	December 31, 2022	December 31, 2021
	(Euros in thousands)
Cash and cash equivalents	31,350	10,410
Financial assets	51,438	—

Total assets exposed to the risk	82,788	10,410

Conversion rate EUR/USD as of December 31, 2022: 1/1.06660
Cash, cash equivalents and financial assets Immatics GmbH held in USD

	As of
	December 31, 2022	December 31, 2021
	(Euros in thousands)
Cash and cash equivalents	34,225	11,787
Financial assets	37,363	—

Total assets exposed to the risk	71,588	11,787

Conversion rate EUR/USD as of December 31, 2022: 1/1.06660
In 2022, if the euro had weakened/strengthened by 10% against U.S. dollars by considering that all other variables held constant, the Group`s profit would have been €14 million lower/€17 million higher, resulting from foreign exchange on translation of U.S. dollar assets of Immatics N.V. and Immatics GmbH.
Sensitivity analysis Immatics N.V.:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.0773	(820)	81,968
Euro strengths by 1% against U.S. dollars	1.0559	836	83,624
Euro weakens by 5% against U.S. dollars	1.1199	(3,942)	78,845
Euro strengths by 5% against U.S. dollars	1.0133	4,357	87,145
Euro weakens by 10% against U.S. dollars	1.1733	(7,526)	75,261
Euro strengths by 10% against U.S. dollars	0.9599	9,199	91,986

Sensitivity analysis Immatics GmbH:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.0773	(709)	71,055
Euro strengths by 1% against U.S. dollars	1.0559	723	72,491
Euro weakens by 5% against U.S. dollars	1.1199	(3,409)	68,349
Euro strengths by 5% against U.S. dollars	1.0133	3,768	75,543
Euro weakens by 10% against U.S. dollars	1.1733	(6,508)	65,242
Euro strengths by 10% against U.S. dollars	0.9599	7,954	79,740
In 2021, if the euro had weakened/strengthened by 10% against U.S. dollars by considering that all other variables held constant, the Group`s loss would have been €2 million higher/€2.5 million lower, resulting from foreign exchange on translation of U.S. dollar assets of Immatics N.V. and Immatics GmbH.
Sensitivity analysis Immatics N.V.:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.1439	(103)	10,307
Euro strengths by 1% against U.S. dollars	1.1213	105	10,516
Euro weakens by 5% against U.S. dollars	1.1892	(496)	9,915
Euro strengths by 5% against U.S. dollars	1.0760	548	10,958
Euro weakens by 10% against U.S. dollars	1.2459	(946)	9,464
Euro strengths by 10% against U.S. dollars	1.0193	1,157	11,567
Sensitivity analysis Immatics GmbH:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.1439	(117)	11,670
Euro strengths by 1% against U.S. dollars	1.1213	119	11,906
Euro weakens by 5% against U.S. dollars	1.1892	(561)	11,225
Euro strengths by 5% against U.S. dollars	1.0760	620	12,407
Euro weakens by 10% against U.S. dollars	1.2459	(1,072)	10,715
Euro strengths by 10% against U.S. dollars	1.0193	1,310	13,096
The wholly-owned subsidiary Immatics US, Inc. is located in the United States and has US Dollars as its functional currency. Therefore, the Group is subject to currency fluctuations that would
a
ffect the other comprehensive income and equity of the Group.
Sensitivity analysis Immatics US Inc. for 2022:

	Conversion rate	OCI	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.0773	189	(18,873)
Euro strengths by 1% against U.S. dollars	1.0559	(193)	(19,255)
Euro weakens by 5% against U.S. dollars	1.1199	908	(18,154)
Euro strengths by 5% against U.S. dollars	1.0133	(1,003)	(20,065)
Euro weakens by 10% against U.S. dollars	1.1733	1,733	(17,329)
Euro strengths by 10% against U.S. dollars	0.9599	(2,118)	(21,180)

Sensitivity analysis Immatics US Inc. for 2021:

	Conversion rate	OCI	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.1439	(290)	28,961
Euro strengths by 1% against U.S. dollars	1.1213	295	29,547
Euro weakens by 5% against U.S. dollars	1.1892	(1,393)	27,858
Euro strengths by 5% against U.S. dollars	1.0760	1,540	30,791
Euro weakens by 10% against U.S. dollars	1.2459	(2,659)	26,592
Euro strengths by 10% against U.S. dollars	1.0193	3,250	32,501
Liquidity risk
The Group continuously monitors its risk to a shortage of funds. The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of capital raises.
As of December 31, 2022, and 2021, the Group held the following funds which are expected to generate cash inflows in time, to counteract liquidity risk.

	As of
	December 31, 2022	December 31, 2021
	(Euros in thousands)
Cash and cash equivalents	148,519	132,994
Bonds	58,756	12,123
Short-term deposits	154,930	—

Total funds available	362,205	145,117

Market risk and currency risk of warrants
The Group’s activities expose it to the financial risks of changes in price of the warrants. As the warrants are recognized at fair value through profit and loss on the consolidated statement of financial position of the Group, the Group’s exposure to market risks results from the volatility of the warrants price. The Warrants are publicly traded at the Nasdaq Stock Exchange. A reasonable increase (decrease) in the warrant price by 10%, with all other variables held constant, would lead to a (loss) gain before tax of €1.7 million with a corresponding effect in the equity as of December 31, 2022. A reasonable increase (decrease) in the warrant price by 10%, with all other variables held constant, would lead to a (loss) gain before tax of €2.8 million with a corresponding effect in the equity as of December 31, 2021.
Currency risk shows the risk that the value of a financial instrument will fluctuate due to changes in foreign exchange rates. The warrants are traded in U.S. Dollar while the functional currency of Immatics N.V. is Euro. A reasonably increase (decrease) in the U.S. Dollar / Euro exchange rate by 10%, with all other variables held constant, would lead to a gain (loss) before tax of €1.5 million /(€1.9 million) with a corresponding effect in the equity as of December 31, 2022. A reasonably increase (decrease) in the U.S. Dollar / Euro exchange rate by 10%, with all other variables held constant, would lead to a gain (loss) before tax of €2.5 million /(€3.1 million) with a corresponding effect in the equity as of December 31, 2021.
The risks associated with our warrants result in
non-cash,
non-operating
financial statement effects and have no impact on the Company’s cash position, operating expenses or cash flows.
Capital management
The Group’s capital management objectives are designed primarily to finance our growth strategy.

The Group reviews the total amount of cash on a regular basis. As part of this review, the Group considers the total cash and cash equivalents, the cash outflow, currency translation differences and refinancing activities. The Group monitors cash using a burn rate. The cash burn rate is defined as the average monthly net cash flow from operating and investing activities during a financial year. In general, the aim is to maximize the financial resources available for further research and development projects. The Group is not subject to externally imposed capital requirements. The Group’s capital management objectives were achieved in the reporting year.